Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing Method
Timing of Option Awards
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. We have no policy or practice regarding option grant timing because we do not grant, and have not in recent years granted, option awards to our NEOs. We do not time the disclosure of material nonpublic information to affect the value of executive compensation. During 2025, we did not grant any option awards to our NEOs.

MNPI Disclosure Timed for Compensation Value	false